INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Income Before Income Taxes
	Year ended December 31,
	2019	2020	2021

Domestic income (loss)	$52,254	$(12,643)	$(113,339)
Foreign income	17,830	12,254	22,010

	$70,084	$(389)	$(91,329)

Schedule of Deferred Tax Assets and Liabilities
	December 31,
	2020	2021
Deferred tax assets:

Carry-forwards losses and credits	$36,314	$42,202
Capital losses carry-forwards	94	96
Research and development expenses	2,521	11,848
Deferred revenues	10,345	11,005
Intangible assets	8,037	7,730
Share-based compensation	11,547	15,046
Operating lease liability	1,351	1,088
Accruals and other	3,695	4,638

Gross deferred tax assets before valuation allowance	73,904	93,653

Less: Valuation allowance	19,591	20,614

Total deferred tax assets	$54,313	$73,039

Deferred tax liabilities:

Intangible assets	$1,606	$2,189
Convertible senior notes	8,724	6,946
Deferred commission	8,251	14,969
Operating lease ROU asset	1,254	827
Property and equipment and other	1,669	941

Gross deferred tax liabilities	$21,504	$25,872
Net deferred tax assets	$32,809	$47,167

Schedule of Income Taxes
	Year ended December 31,
	2019	2020	2021

Current	$13,994	$7,357	$4,589
Deferred	(6,974)	(1,988)	(11,972)

	$7,020	$5,369	$(7,383)
	Year ended December 31,
	2019	2020	2021

Domestic	$8,093	$(1,431)	$(12,171)
Foreign	(1,073)	6,800	4,788

	$7,020	$5,369	$(7,383)

Schedule of Reconciliation of Income Taxes
	Year ended December 31,
	2019	2020	2021

Income (loss) before income taxes	$70,084	$(389)	$(91,329)

Statutory tax rate	23.0%	23.0%	23.0%

Theoretical income tax expense (benefit)	16,119	(89)	(21,006)

Excess tax benefits related to share-based compensation	(6,391)	(3,645)	(4,424)
Non-deductible expenses	3,002	3,054	3,988
Intra-entity intellectual property transfer	-	5,036	-
Valuation allowance	-	-	1,896
Unrecognized tax benefits	1,343	(322)	(1,638)
Foreign and preferred enterprise tax rates differential	(6,717)	1,714	12,171
Impact of CARES Act	-	(683)	-
Prior years and others	(336)	304	1,630

Income tax expense (tax benefit)	$7,020	$5,369	$(7,383)

Schedule of Unrecognized Tax Benefits
	Year ended December 31,
	2019	2020	2021

Opening balance	$1,993	$3,728	$4,633
Decrease related to settlements with taxing authorities	-	(796)	(2,382)
Increase related to prior year tax positions	120	74	976
Decrease related to expiration of statutes of limitations	(242)	(92)	-
Increase related to current year tax positions	1,857	1,719	643

Closing balance	$3,728	$4,633	$3,870